Net income per share - Schedule of Computation of computation of Basic Earnings and Losses Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net income	$ 17,309	$ 36,876
Basic net income attributable to Restricted Sponsor shares and Restricted Share awards	178	228
Basic net income attributable to Ordinary Shareholders	$ 17,131	$ 36,648
Denominator:
Weighted average number of Ordinary Shares used in computing basic net income per share	247,047,007	238,811,210
Basic net income per share of Ordinary Shareholders	$ 0.07	$ 0.15
Numerator:
Basic net income attributable to Ordinary Shareholders	$ 17,131	$ 36,648
Reallocation of net income attributable to Restricted Sponsor shares and Restricted Share awards	4
Diluted net income attributable to Ordinary Shareholders	$ 17,135	$ 36,648
Denominator:
Weighted average number of shares used in basic computation	247,047,007	238,811,210
Weighted-average effect of dilutive securities:
Employee share options and RSU’s	5,389,232	10,599,147
Weighted average number of Ordinary shares used in computing diluted net income per share	252,436,239	249,410,357
Diluted net income per share of Ordinary Shareholders	$ 0.07	$ 0.15